Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	GOLDMAN SACHS TRUST
Entity Central Index Key	0000822977
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000057076
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Absolute Return Tracker Fund
Class Name	Class A
Trading Symbol	GARTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Absolute Return Tracker Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.97%
AssetsNet	$ 4,199,412,735
Holdings Count | Holding	940
Advisory Fees Paid, Amount	$ 11,671,314
InvestmentCompanyPortfolioTurnover	61.00%
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000057077
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Absolute Return Tracker Fund
Class Name	Class C
Trading Symbol	GCRTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Absolute Return Tracker Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.72%
AssetsNet	$ 4,199,412,735
Holdings Count | Holding	940
Advisory Fees Paid, Amount	$ 11,671,314
InvestmentCompanyPortfolioTurnover	61.00%
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201773
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Absolute Return Tracker Fund
Class Name	Class P
Trading Symbol	GSGPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Absolute Return Tracker Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
AssetsNet	$ 4,199,412,735
Holdings Count | Holding	940
Advisory Fees Paid, Amount	$ 11,671,314
InvestmentCompanyPortfolioTurnover	61.00%
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000066743
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Absolute Return Tracker Fund
Class Name	Class R
Trading Symbol	GRRTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Absolute Return Tracker Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.22%
AssetsNet	$ 4,199,412,735
Holdings Count | Holding	940
Advisory Fees Paid, Amount	$ 11,671,314
InvestmentCompanyPortfolioTurnover	61.00%
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161524
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Absolute Return Tracker Fund
Class Name	Class R6
Trading Symbol	GARUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Absolute Return Tracker Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
AssetsNet	$ 4,199,412,735
Holdings Count | Holding	940
Advisory Fees Paid, Amount	$ 11,671,314
InvestmentCompanyPortfolioTurnover	61.00%
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000057078
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Absolute Return Tracker Fund
Class Name	Institutional Class
Trading Symbol	GJRTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Absolute Return Tracker Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
AssetsNet	$ 4,199,412,735
Holdings Count | Holding	940
Advisory Fees Paid, Amount	$ 11,671,314
InvestmentCompanyPortfolioTurnover	61.00%
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000066744
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Absolute Return Tracker Fund
Class Name	Investor Class
Trading Symbol	GSRTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Absolute Return Tracker Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%
AssetsNet	$ 4,199,412,735
Holdings Count | Holding	940
Advisory Fees Paid, Amount	$ 11,671,314
InvestmentCompanyPortfolioTurnover	61.00%
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000043358
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Commodity Strategy Fund
Class Name	Class A
Trading Symbol	GSCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Commodity Strategy Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$48	0.94%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%
AssetsNet	$ 394,566,307
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 1,149,295
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$394,566,307
# of Portfolio Holdings	12
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$1,149,295

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000043359
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Commodity Strategy Fund
Class Name	Class C
Trading Symbol	GSCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Commodity Strategy Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$86	1.69%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.69%
AssetsNet	$ 394,566,307
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 1,149,295
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$394,566,307
# of Portfolio Holdings	12
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$1,149,295

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201770
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Commodity Strategy Fund
Class Name	Class P
Trading Symbol	GGRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Commodity Strategy Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
AssetsNet	$ 394,566,307
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 1,149,295
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$394,566,307
# of Portfolio Holdings	12
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$1,149,295

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058992
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Commodity Strategy Fund
Class Name	Class R
Trading Symbol	GCCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Commodity Strategy Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$61	1.19%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.19%
AssetsNet	$ 394,566,307
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 1,149,295
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$394,566,307
# of Portfolio Holdings	12
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$1,149,295

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161523
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Commodity Strategy Fund
Class Name	Class R6
Trading Symbol	GCCUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Commodity Strategy Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
AssetsNet	$ 394,566,307
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 1,149,295
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$394,566,307
# of Portfolio Holdings	12
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$1,149,295

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000043360
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Commodity Strategy Fund
Class Name	Institutional Class
Trading Symbol	GCCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Commodity Strategy Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
AssetsNet	$ 394,566,307
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 1,149,295
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$394,566,307
# of Portfolio Holdings	12
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$1,149,295

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058993
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Commodity Strategy Fund
Class Name	Investor Class
Trading Symbol	GCCTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Commodity Strategy Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
AssetsNet	$ 394,566,307
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 1,149,295
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$394,566,307
# of Portfolio Holdings	12
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$1,149,295

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025591
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Global Equity Fund
Class Name	Class A
Trading Symbol	GAPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$29	0.55%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%
AssetsNet	$ 356,770,165
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 255,799
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$356,770,165
# of Portfolio Holdings	18
Portfolio Turnover Rate	4%
Total Net Advisory Fees Paid	$255,799

Holdings [Text Block]

Fund Allocation (%)

Exchange-Traded Funds	61.0%
Equity	30.2%
Investment Companies	4.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025593
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Global Equity Fund
Class Name	Class C
Trading Symbol	GAXCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$68	1.30%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.30%
AssetsNet	$ 356,770,165
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 255,799
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$356,770,165
# of Portfolio Holdings	18
Portfolio Turnover Rate	4%
Total Net Advisory Fees Paid	$255,799

Holdings [Text Block]

Fund Allocation (%)

Exchange-Traded Funds	61.0%
Equity	30.2%
Investment Companies	4.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201786
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Global Equity Fund
Class Name	Class P
Trading Symbol	GADPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
AssetsNet	$ 356,770,165
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 255,799
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$356,770,165
# of Portfolio Holdings	18
Portfolio Turnover Rate	4%
Total Net Advisory Fees Paid	$255,799

Holdings [Text Block]

Fund Allocation (%)

Exchange-Traded Funds	61.0%
Equity	30.2%
Investment Companies	4.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058975
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Global Equity Fund
Class Name	Class R
Trading Symbol	GAPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$42	0.80%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%
AssetsNet	$ 356,770,165
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 255,799
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$356,770,165
# of Portfolio Holdings	18
Portfolio Turnover Rate	4%
Total Net Advisory Fees Paid	$255,799

Holdings [Text Block]

Fund Allocation (%)

Exchange-Traded Funds	61.0%
Equity	30.2%
Investment Companies	4.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161534
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Global Equity Fund
Class Name	Class R6
Trading Symbol	GAPUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
AssetsNet	$ 356,770,165
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 255,799
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$356,770,165
# of Portfolio Holdings	18
Portfolio Turnover Rate	4%
Total Net Advisory Fees Paid	$255,799

Holdings [Text Block]

Fund Allocation (%)

Exchange-Traded Funds	61.0%
Equity	30.2%
Investment Companies	4.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025589
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Global Equity Fund
Class Name	Institutional Class
Trading Symbol	GAPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.19%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%
AssetsNet	$ 356,770,165
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 255,799
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$356,770,165
# of Portfolio Holdings	18
Portfolio Turnover Rate	4%
Total Net Advisory Fees Paid	$255,799

Holdings [Text Block]

Fund Allocation (%)

Exchange-Traded Funds	61.0%
Equity	30.2%
Investment Companies	4.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058976
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Global Equity Fund
Class Name	Investor Class
Trading Symbol	GAPTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$16	0.30%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%
AssetsNet	$ 356,770,165
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 255,799
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$356,770,165
# of Portfolio Holdings	18
Portfolio Turnover Rate	4%
Total Net Advisory Fees Paid	$255,799

Holdings [Text Block]

Fund Allocation (%)

Exchange-Traded Funds	61.0%
Equity	30.2%
Investment Companies	4.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025590
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Global Equity Fund
Class Name	Service Class
Trading Symbol	GAPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$36	0.69%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%
AssetsNet	$ 356,770,165
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 255,799
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$356,770,165
# of Portfolio Holdings	18
Portfolio Turnover Rate	4%
Total Net Advisory Fees Paid	$255,799

Holdings [Text Block]

Fund Allocation (%)

Exchange-Traded Funds	61.0%
Equity	30.2%
Investment Companies	4.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000050447
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Dividend and Premium Fund
Class Name	Class A
Trading Symbol	GIDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Equity Dividend and Premium Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$60	1.20%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.20%
AssetsNet	$ 157,920,370
Holdings Count | Holding	305
Advisory Fees Paid, Amount	$ 617,800
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$157,920,370
# of Portfolio Holdings	305
Portfolio Turnover Rate	12%
Total Net Advisory Fees Paid	$617,800

Holdings [Text Block]

Sector Allocation (%)

Financials	20.0%
Industrials	16.2%
Health Care	12.3%
Consumer Discretionary	11.0%
Information Technology	8.0%
Materials	7.5%
Consumer Staples	6.8%
Communication Services	4.8%
Utilities	3.9%
Others	5.2%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000050448
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Dividend and Premium Fund
Class Name	Class C
Trading Symbol	GIDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Equity Dividend and Premium Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$97	1.95%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.95%
AssetsNet	$ 157,920,370
Holdings Count | Holding	305
Advisory Fees Paid, Amount	$ 617,800
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$157,920,370
# of Portfolio Holdings	305
Portfolio Turnover Rate	12%
Total Net Advisory Fees Paid	$617,800

Holdings [Text Block]

Sector Allocation (%)

Financials	20.0%
Industrials	16.2%
Health Care	12.3%
Consumer Discretionary	11.0%
Information Technology	8.0%
Materials	7.5%
Consumer Staples	6.8%
Communication Services	4.8%
Utilities	3.9%
Others	5.2%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201772
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Dividend and Premium Fund
Class Name	Class P
Trading Symbol	GGHPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Equity Dividend and Premium Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$44	0.89%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
AssetsNet	$ 157,920,370
Holdings Count | Holding	305
Advisory Fees Paid, Amount	$ 617,800
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$157,920,370
# of Portfolio Holdings	305
Portfolio Turnover Rate	12%
Total Net Advisory Fees Paid	$617,800

Holdings [Text Block]

Sector Allocation (%)

Financials	20.0%
Industrials	16.2%
Health Care	12.3%
Consumer Discretionary	11.0%
Information Technology	8.0%
Materials	7.5%
Consumer Staples	6.8%
Communication Services	4.8%
Utilities	3.9%
Others	5.2%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000200309
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Dividend and Premium Fund
Class Name	Class R6
Trading Symbol	GIDUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Equity Dividend and Premium Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$44	0.89%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
AssetsNet	$ 157,920,370
Holdings Count | Holding	305
Advisory Fees Paid, Amount	$ 617,800
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$157,920,370
# of Portfolio Holdings	305
Portfolio Turnover Rate	12%
Total Net Advisory Fees Paid	$617,800

Holdings [Text Block]

Sector Allocation (%)

Financials	20.0%
Industrials	16.2%
Health Care	12.3%
Consumer Discretionary	11.0%
Information Technology	8.0%
Materials	7.5%
Consumer Staples	6.8%
Communication Services	4.8%
Utilities	3.9%
Others	5.2%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000050446
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Dividend and Premium Fund
Class Name	Institutional Class
Trading Symbol	GIDHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Equity Dividend and Premium Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
AssetsNet	$ 157,920,370
Holdings Count | Holding	305
Advisory Fees Paid, Amount	$ 617,800
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$157,920,370
# of Portfolio Holdings	305
Portfolio Turnover Rate	12%
Total Net Advisory Fees Paid	$617,800

Holdings [Text Block]

Sector Allocation (%)

Financials	20.0%
Industrials	16.2%
Health Care	12.3%
Consumer Discretionary	11.0%
Information Technology	8.0%
Materials	7.5%
Consumer Staples	6.8%
Communication Services	4.8%
Utilities	3.9%
Others	5.2%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000091966
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Dividend and Premium Fund
Class Name	Investor Class
Trading Symbol	GIRVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Equity Dividend and Premium Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$47	0.95%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
AssetsNet	$ 157,920,370
Holdings Count | Holding	305
Advisory Fees Paid, Amount	$ 617,800
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$157,920,370
# of Portfolio Holdings	305
Portfolio Turnover Rate	12%
Total Net Advisory Fees Paid	$617,800

Holdings [Text Block]

Sector Allocation (%)

Financials	20.0%
Industrials	16.2%
Health Care	12.3%
Consumer Discretionary	11.0%
Information Technology	8.0%
Materials	7.5%
Consumer Staples	6.8%
Communication Services	4.8%
Utilities	3.9%
Others	5.2%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025508
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity Dividend and Premium Fund
Class Name	Class A
Trading Symbol	GSPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Dividend and Premium Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$53	1.00%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.00%
AssetsNet	$ 3,360,026,427
Holdings Count | Holding	261
Advisory Fees Paid, Amount	$ 10,322,392
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$3,360,026,427
# of Portfolio Holdings	261
Portfolio Turnover Rate	10%
Total Net Advisory Fees Paid	$10,322,392

Holdings [Text Block]

Sector Allocation (%)

Information Technology	33.2%
Health Care	12.0%
Financials	11.6%
Communication Services	10.4%
Consumer Discretionary	9.5%
Industrials	7.7%
Consumer Staples	5.7%
Energy	4.3%
Materials	2.8%
Others	4.5%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025509
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity Dividend and Premium Fund
Class Name	Class C
Trading Symbol	GSPQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Dividend and Premium Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$92	1.75%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.75%
AssetsNet	$ 3,360,026,427
Holdings Count | Holding	261
Advisory Fees Paid, Amount	$ 10,322,392
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$3,360,026,427
# of Portfolio Holdings	261
Portfolio Turnover Rate	10%
Total Net Advisory Fees Paid	$10,322,392

Holdings [Text Block]

Sector Allocation (%)

Information Technology	33.2%
Health Care	12.0%
Financials	11.6%
Communication Services	10.4%
Consumer Discretionary	9.5%
Industrials	7.7%
Consumer Staples	5.7%
Energy	4.3%
Materials	2.8%
Others	4.5%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201766
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity Dividend and Premium Fund
Class Name	Class P
Trading Symbol	GSFPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Dividend and Premium Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$35	0.67%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%
AssetsNet	$ 3,360,026,427
Holdings Count | Holding	261
Advisory Fees Paid, Amount	$ 10,322,392
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$3,360,026,427
# of Portfolio Holdings	261
Portfolio Turnover Rate	10%
Total Net Advisory Fees Paid	$10,322,392

Holdings [Text Block]

Sector Allocation (%)

Information Technology	33.2%
Health Care	12.0%
Financials	11.6%
Communication Services	10.4%
Consumer Discretionary	9.5%
Industrials	7.7%
Consumer Staples	5.7%
Energy	4.3%
Materials	2.8%
Others	4.5%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000200306
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity Dividend and Premium Fund
Class Name	Class R6
Trading Symbol	GIDWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Dividend and Premium Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$35	0.67%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%
AssetsNet	$ 3,360,026,427
Holdings Count | Holding	261
Advisory Fees Paid, Amount	$ 10,322,392
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$3,360,026,427
# of Portfolio Holdings	261
Portfolio Turnover Rate	10%
Total Net Advisory Fees Paid	$10,322,392

Holdings [Text Block]

Sector Allocation (%)

Information Technology	33.2%
Health Care	12.0%
Financials	11.6%
Communication Services	10.4%
Consumer Discretionary	9.5%
Industrials	7.7%
Consumer Staples	5.7%
Energy	4.3%
Materials	2.8%
Others	4.5%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025507
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity Dividend and Premium Fund
Class Name	Institutional Class
Trading Symbol	GSPKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Dividend and Premium Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$36	0.68%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%
AssetsNet	$ 3,360,026,427
Holdings Count | Holding	261
Advisory Fees Paid, Amount	$ 10,322,392
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$3,360,026,427
# of Portfolio Holdings	261
Portfolio Turnover Rate	10%
Total Net Advisory Fees Paid	$10,322,392

Holdings [Text Block]

Sector Allocation (%)

Information Technology	33.2%
Health Care	12.0%
Financials	11.6%
Communication Services	10.4%
Consumer Discretionary	9.5%
Industrials	7.7%
Consumer Staples	5.7%
Energy	4.3%
Materials	2.8%
Others	4.5%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000091963
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity Dividend and Premium Fund
Class Name	Investor Class
Trading Symbol	GVIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Dividend and Premium Fund (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$40	0.75%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%
AssetsNet	$ 3,360,026,427
Holdings Count | Holding	261
Advisory Fees Paid, Amount	$ 10,322,392
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$3,360,026,427
# of Portfolio Holdings	261
Portfolio Turnover Rate	10%
Total Net Advisory Fees Paid	$10,322,392

Holdings [Text Block]

Sector Allocation (%)

Information Technology	33.2%
Health Care	12.0%
Financials	11.6%
Communication Services	10.4%
Consumer Discretionary	9.5%
Industrials	7.7%
Consumer Staples	5.7%
Energy	4.3%
Materials	2.8%
Others	4.5%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025449
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Balanced Strategy Portfolio
Class Name	Class A
Trading Symbol	GIPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Balanced Strategy Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
AssetsNet	$ 535,119,164
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 406,994
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$535,119,164
# of Portfolio Holdings	29
Portfolio Turnover Rate	6%
Total Net Advisory Fees Paid	$406,994

Holdings [Text Block]

Fund Allocation (%)

Fixed Income	39.8%
Exchange-Traded Funds	39.0%
Equity	15.4%
Dynamic	2.1%
Investment Companies	0.9%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025451
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Balanced Strategy Portfolio
Class Name	Class C
Trading Symbol	GIPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Balanced Strategy Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$66	1.30%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.30%
AssetsNet	$ 535,119,164
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 406,994
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$535,119,164
# of Portfolio Holdings	29
Portfolio Turnover Rate	6%
Total Net Advisory Fees Paid	$406,994

Holdings [Text Block]

Fund Allocation (%)

Fixed Income	39.8%
Exchange-Traded Funds	39.0%
Equity	15.4%
Dynamic	2.1%
Investment Companies	0.9%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201783
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Balanced Strategy Portfolio
Class Name	Class P
Trading Symbol	GAOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Balanced Strategy Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
AssetsNet	$ 535,119,164
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 406,994
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$535,119,164
# of Portfolio Holdings	29
Portfolio Turnover Rate	6%
Total Net Advisory Fees Paid	$406,994

Holdings [Text Block]

Fund Allocation (%)

Fixed Income	39.8%
Exchange-Traded Funds	39.0%
Equity	15.4%
Dynamic	2.1%
Investment Companies	0.9%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058959
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Balanced Strategy Portfolio
Class Name	Class R
Trading Symbol	GIPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Balanced Strategy Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
AssetsNet	$ 535,119,164
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 406,994
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$535,119,164
# of Portfolio Holdings	29
Portfolio Turnover Rate	6%
Total Net Advisory Fees Paid	$406,994

Holdings [Text Block]

Fund Allocation (%)

Fixed Income	39.8%
Exchange-Traded Funds	39.0%
Equity	15.4%
Dynamic	2.1%
Investment Companies	0.9%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161531
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Balanced Strategy Portfolio
Class Name	Class R6
Trading Symbol	GIPUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Balanced Strategy Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
AssetsNet	$ 535,119,164
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 406,994
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$535,119,164
# of Portfolio Holdings	29
Portfolio Turnover Rate	6%
Total Net Advisory Fees Paid	$406,994

Holdings [Text Block]

Fund Allocation (%)

Fixed Income	39.8%
Exchange-Traded Funds	39.0%
Equity	15.4%
Dynamic	2.1%
Investment Companies	0.9%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025447
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Balanced Strategy Portfolio
Class Name	Institutional Class
Trading Symbol	GIPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Balanced Strategy Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.19%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%
AssetsNet	$ 535,119,164
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 406,994
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$535,119,164
# of Portfolio Holdings	29
Portfolio Turnover Rate	6%
Total Net Advisory Fees Paid	$406,994

Holdings [Text Block]

Fund Allocation (%)

Fixed Income	39.8%
Exchange-Traded Funds	39.0%
Equity	15.4%
Dynamic	2.1%
Investment Companies	0.9%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058960
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Balanced Strategy Portfolio
Class Name	Investor Class
Trading Symbol	GIPTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Balanced Strategy Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 535,119,164
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 406,994
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$535,119,164
# of Portfolio Holdings	29
Portfolio Turnover Rate	6%
Total Net Advisory Fees Paid	$406,994

Holdings [Text Block]

Fund Allocation (%)

Fixed Income	39.8%
Exchange-Traded Funds	39.0%
Equity	15.4%
Dynamic	2.1%
Investment Companies	0.9%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025448
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Balanced Strategy Portfolio
Class Name	Service Class
Trading Symbol	GIPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Balanced Strategy Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
AssetsNet	$ 535,119,164
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 406,994
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$535,119,164
# of Portfolio Holdings	29
Portfolio Turnover Rate	6%
Total Net Advisory Fees Paid	$406,994

Holdings [Text Block]

Fund Allocation (%)

Fixed Income	39.8%
Exchange-Traded Funds	39.0%
Equity	15.4%
Dynamic	2.1%
Investment Companies	0.9%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025513
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Growth and Income Strategy Portfolio
Class Name	Class A
Trading Symbol	GOIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Growth and Income Strategy Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
AssetsNet	$ 889,575,312
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 642,485
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$889,575,312
# of Portfolio Holdings	29
Portfolio Turnover Rate	4%
Total Net Advisory Fees Paid	$642,485

Holdings [Text Block]

Fund Allocation (%)

Exchange-Traded Funds	54.8%
Fixed Income	20.0%
Equity	19.6%
Dynamic	2.0%
Investment Companies	0.6%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025515
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Growth and Income Strategy Portfolio
Class Name	Class C
Trading Symbol	GOICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Growth and Income Strategy Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$67	1.30%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.30%
AssetsNet	$ 889,575,312
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 642,485
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$889,575,312
# of Portfolio Holdings	29
Portfolio Turnover Rate	4%
Total Net Advisory Fees Paid	$642,485

Holdings [Text Block]

Fund Allocation (%)

Exchange-Traded Funds	54.8%
Fixed Income	20.0%
Equity	19.6%
Dynamic	2.0%
Investment Companies	0.6%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201784
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Growth and Income Strategy Portfolio
Class Name	Class P
Trading Symbol	GGSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Growth and Income Strategy Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
AssetsNet	$ 889,575,312
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 642,485
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$889,575,312
# of Portfolio Holdings	29
Portfolio Turnover Rate	4%
Total Net Advisory Fees Paid	$642,485

Holdings [Text Block]

Fund Allocation (%)

Exchange-Traded Funds	54.8%
Fixed Income	20.0%
Equity	19.6%
Dynamic	2.0%
Investment Companies	0.6%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058961
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Growth and Income Strategy Portfolio
Class Name	Class R
Trading Symbol	GPIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Growth and Income Strategy Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
AssetsNet	$ 889,575,312
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 642,485
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$889,575,312
# of Portfolio Holdings	29
Portfolio Turnover Rate	4%
Total Net Advisory Fees Paid	$642,485

Holdings [Text Block]

Fund Allocation (%)

Exchange-Traded Funds	54.8%
Fixed Income	20.0%
Equity	19.6%
Dynamic	2.0%
Investment Companies	0.6%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161532
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Growth and Income Strategy Portfolio
Class Name	Class R6
Trading Symbol	GOIUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Growth and Income Strategy Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
AssetsNet	$ 889,575,312
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 642,485
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$889,575,312
# of Portfolio Holdings	29
Portfolio Turnover Rate	4%
Total Net Advisory Fees Paid	$642,485

Holdings [Text Block]

Fund Allocation (%)

Exchange-Traded Funds	54.8%
Fixed Income	20.0%
Equity	19.6%
Dynamic	2.0%
Investment Companies	0.6%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025511
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Growth and Income Strategy Portfolio
Class Name	Institutional Class
Trading Symbol	GOIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Growth and Income Strategy Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.19%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%
AssetsNet	$ 889,575,312
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 642,485
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$889,575,312
# of Portfolio Holdings	29
Portfolio Turnover Rate	4%
Total Net Advisory Fees Paid	$642,485

Holdings [Text Block]

Fund Allocation (%)

Exchange-Traded Funds	54.8%
Fixed Income	20.0%
Equity	19.6%
Dynamic	2.0%
Investment Companies	0.6%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058962
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Growth and Income Strategy Portfolio
Class Name	Investor Class
Trading Symbol	GPITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Growth and Income Strategy Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 889,575,312
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 642,485
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$889,575,312
# of Portfolio Holdings	29
Portfolio Turnover Rate	4%
Total Net Advisory Fees Paid	$642,485

Holdings [Text Block]

Fund Allocation (%)

Exchange-Traded Funds	54.8%
Fixed Income	20.0%
Equity	19.6%
Dynamic	2.0%
Investment Companies	0.6%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025512
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Growth and Income Strategy Portfolio
Class Name	Service Class
Trading Symbol	GOISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Growth and Income Strategy Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$36	0.69%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%
AssetsNet	$ 889,575,312
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 642,485
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$889,575,312
# of Portfolio Holdings	29
Portfolio Turnover Rate	4%
Total Net Advisory Fees Paid	$642,485

Holdings [Text Block]

Fund Allocation (%)

Exchange-Traded Funds	54.8%
Fixed Income	20.0%
Equity	19.6%
Dynamic	2.0%
Investment Companies	0.6%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025579
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Growth Strategy Portfolio
Class Name	Class A
Trading Symbol	GGSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Growth Strategy Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$29	0.55%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%
AssetsNet	$ 930,190,322
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 667,695
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$930,190,322
# of Portfolio Holdings	27
Portfolio Turnover Rate	2%
Total Net Advisory Fees Paid	$667,695

Holdings [Text Block]

Fund Allocation (%)

Exchange-Traded Funds	65.6%
Equity	25.1%
Fixed Income	3.2%
Dynamic	1.9%
Investment Companies	0.9%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025581
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Growth Strategy Portfolio
Class Name	Class C
Trading Symbol	GGSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Growth Strategy Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$68	1.30%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.30%
AssetsNet	$ 930,190,322
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 667,695
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$930,190,322
# of Portfolio Holdings	27
Portfolio Turnover Rate	2%
Total Net Advisory Fees Paid	$667,695

Holdings [Text Block]

Fund Allocation (%)

Exchange-Traded Funds	65.6%
Equity	25.1%
Fixed Income	3.2%
Dynamic	1.9%
Investment Companies	0.9%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201785
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Growth Strategy Portfolio
Class Name	Class P
Trading Symbol	GGPPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Growth Strategy Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
AssetsNet	$ 930,190,322
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 667,695
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$930,190,322
# of Portfolio Holdings	27
Portfolio Turnover Rate	2%
Total Net Advisory Fees Paid	$667,695

Holdings [Text Block]

Fund Allocation (%)

Exchange-Traded Funds	65.6%
Equity	25.1%
Fixed Income	3.2%
Dynamic	1.9%
Investment Companies	0.9%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058973
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Growth Strategy Portfolio
Class Name	Class R
Trading Symbol	GGSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Growth Strategy Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$42	0.80%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%
AssetsNet	$ 930,190,322
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 667,695
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$930,190,322
# of Portfolio Holdings	27
Portfolio Turnover Rate	2%
Total Net Advisory Fees Paid	$667,695

Holdings [Text Block]

Fund Allocation (%)

Exchange-Traded Funds	65.6%
Equity	25.1%
Fixed Income	3.2%
Dynamic	1.9%
Investment Companies	0.9%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161533
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Growth Strategy Portfolio
Class Name	Class R6
Trading Symbol	GGSUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Growth Strategy Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
AssetsNet	$ 930,190,322
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 667,695
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$930,190,322
# of Portfolio Holdings	27
Portfolio Turnover Rate	2%
Total Net Advisory Fees Paid	$667,695

Holdings [Text Block]

Fund Allocation (%)

Exchange-Traded Funds	65.6%
Equity	25.1%
Fixed Income	3.2%
Dynamic	1.9%
Investment Companies	0.9%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025577
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Growth Strategy Portfolio
Class Name	Institutional Class
Trading Symbol	GGSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Growth Strategy Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.19%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%
AssetsNet	$ 930,190,322
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 667,695
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$930,190,322
# of Portfolio Holdings	27
Portfolio Turnover Rate	2%
Total Net Advisory Fees Paid	$667,695

Holdings [Text Block]

Fund Allocation (%)

Exchange-Traded Funds	65.6%
Equity	25.1%
Fixed Income	3.2%
Dynamic	1.9%
Investment Companies	0.9%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058974
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Growth Strategy Portfolio
Class Name	Investor Class
Trading Symbol	GGSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Growth Strategy Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$16	0.30%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%
AssetsNet	$ 930,190,322
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 667,695
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$930,190,322
# of Portfolio Holdings	27
Portfolio Turnover Rate	2%
Total Net Advisory Fees Paid	$667,695

Holdings [Text Block]

Fund Allocation (%)

Exchange-Traded Funds	65.6%
Equity	25.1%
Fixed Income	3.2%
Dynamic	1.9%
Investment Companies	0.9%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025578
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Growth Strategy Portfolio
Class Name	Service Class
Trading Symbol	GGSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Growth Strategy Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$36	0.69%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%
AssetsNet	$ 930,190,322
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 667,695
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics (as of June 30, 2024)

Total Net Assets	$930,190,322
# of Portfolio Holdings	27
Portfolio Turnover Rate	2%
Total Net Advisory Fees Paid	$667,695

Holdings [Text Block]

Fund Allocation (%)

Exchange-Traded Funds	65.6%
Equity	25.1%
Fixed Income	3.2%
Dynamic	1.9%
Investment Companies	0.9%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs